CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Dividend paid, per share	$ 3.71	$ 3.71